Accumulated retained earnings - Reserves of subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ 47,601	€ 43,449	€ 39,522
Restricted portion of reserves of subsidiaries	3,155	3,193	2,964
Banco Santander (Brasil) S.A. (Consolidated Group)
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	14,067	12,400	10,755
Santander UK Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	8,447	8,079	8,207
Group Santander Holdings USA
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,793	4,528	4,260
Santander Consumer Finance Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,186	4,012	2,841
Banco Santander Mexico S.a. Institucion De Banca Multiple Grupo Financiero Santander Mexico
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,230	3,810	3,436
Banco Santander - Chile
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	3,404	3,116	2,963
Banco Santander Totta, S.A. (Consolidated Group)
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,960	2,823	2,729
Santander Bank Polska S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,748	1,738	1,387
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	695	823	714
Banco Santander Internacional SA (former Banco Santander (Suisse) SA)
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	247	348	369
Santander Investment, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,335	146	208
Banco Santander Río S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,161	1,895	1,847
Other companies and consolidation adjustments
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ (672)	€ (269)	€ (194)